Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of trade and other payables

	2024	2023	2022
	€	€	€
Trade payables	2,952	257	–
Accruals	6,000	–	–
Other payables	30,804	600,000	–
	39,756	600,257	–

Accrual rollforward
Accruals	2024	2023	2022
	€	€	€
As of January 1,	–	–	–
Additions	6,000	–	–
As of December 31,	6,000	–	–